GOODWILL AND INTANGIBLE ASSETS, NET (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Options	Dec. 31, 2021 USD ($) Options shares	Jun. 30, 2023 Options	Jun. 30, 2022 Options	Aug. 31, 2021 USD ($)	Dec. 31, 2020 Options	Aug. 31, 2016 USD ($)
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	$ 13,317,000
Initially consolidated company		$ 8,336,000
Balance as of ending	25,093,000	13,317,000
Impairment loss of intangible assets including goodwill	$ 0	$ 0
Shares issued to Gesher shareholders | Options	1,228,410	1,600,499	1,195,671	1,600,499		0
Sales and marketing expenses
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year	$ 801,000
WebCargo
GOODWILL AND INTANGIBLE ASSETS, NET
Total deal consideration							$ 5,293,000
Goodwill					$ 2,298,000
Acquisition of interlining technology and other assets of major airline group
GOODWILL AND INTANGIBLE ASSETS, NET
Shares issued to Gesher shareholders		158,327
Value of Preferred shares issued	1,368,000	$ 1,368,000
Number of additional shares to be issued | shares		316,658
Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	15,323,000	$ 5,619,000
Initially consolidated company	13,341,000
Purchases		1,368,000
Balance as of ending	28,664,000	15,323,000
Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,006,000	1,653,000
Amortization recognized in the year	1,565,000	353,000
Balance as of ending	3,571,000	2,006,000
Accumulated amortization and impairment | Cost of revenue
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year	764,000
Accumulated amortization and impairment | Sales and marketing expenses
GOODWILL AND INTANGIBLE ASSETS, NET
Amortization recognized in the year		353,000
Goodwill
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	8,021,000
Initially consolidated company		5,723,000
Balance as of ending	15,628,000	8,021,000
Goodwill | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	8,021,000	2,298,000
Initially consolidated company	7,607,000
Balance as of ending	15,628,000	8,021,000
Technology
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,131,000
Initially consolidated company		1,763,000
Balance as of ending	6,129,000	3,131,000
Technology | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,509,000	378,000
Initially consolidated company	3,762,000
Purchases		1,368,000
Balance as of ending	7,271,000	3,509,000
Technology | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	378,000	378,000
Amortization recognized in the year	764,000
Balance as of ending	1,142,000	378,000
Trade Name | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85,000	85,000
Balance as of ending	85,000	85,000
Trade Name | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	85,000	69,000
Amortization recognized in the year		16,000
Balance as of ending	85,000	85,000
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	2,136,000
Initially consolidated company		850,000
Balance as of ending	3,336,000	2,136,000
Customer relationships | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	3,508,000	2,658,000
Initially consolidated company	1,972,000
Balance as of ending	5,480,000	3,508,000
Customer relationships | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	1,372,000	1,115,000
Amortization recognized in the year	772,000	257,000
Balance as of ending	2,144,000	1,372,000
Customer database
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	29,000
Balance as of ending		29,000
Customer database | Cost
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	200,000	200,000
Balance as of ending	200,000	200,000
Customer database | Accumulated amortization and impairment
GOODWILL AND INTANGIBLE ASSETS, NET
Balance as of beginning	171,000	91,000
Amortization recognized in the year	29,000	80,000
Balance as of ending	$ 200,000	$ 171,000